INVESTMENT IN ASSOCIATES (Details 3) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 CAD ($) $ / $	Dec. 31, 2017 USD ($) $ / $	Dec. 31, 2017 CAD ($) $ / $	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Balance-beginning of period		$ 229,761		$ 231,602
Share issue proceeds		4,549		18,871
Net loss		(30,077)		(19,563)
Balance-end of period		$ 222,247		$ 229,761
Investment in GoviEx					$ 5,582	$ 5,305	$ 6,011
GoviEx
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Balance-beginning of period	$ 23,604		$ 20,694
Share issue proceeds	6,654		5,796
Contributed surplus change	74		0
Share-based payment reserve change	477		746
Net loss	(1,892)		(3,632)
Balance-end of period	$ 28,917		$ 23,604
Denison ownership interest	16.21%	16.21%	18.72%	18.72%
Denison share of net assets of GoviEx	$ 4,687		$ 4,419
Other adjustments	(283)		(216)
Investment in GoviEx - USD	$ 4,404		$ 4,203
At historical exchange rate | $ / $	1.2675	1.2675	1.2622	1.2622
Investment in GoviEx					$ 5,582	$ 5,305	$ 6,011